Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 498	$ 504
Argentine Central Bank (BCRA)	533	19,917
Financial Institutions	12,746,201	22,189,326
Loans	12,746,201	22,189,326
Non-financial Private Sector and Residents Abroad	779,004,889	828,599,473
Loans	765,880,766	810,868,509
Financial Leases	1,114,408	2,800,073
Other Financing	12,009,715	14,930,891
Less: Allowances	(47,318,419)	(56,200,961)
Total	744,433,702	794,608,259
Advances [member]
Disclosure of loans and other financing [line items]
Loans	53,152,720	44,104,286
Notes [member]
Disclosure of loans and other financing [line items]
Loans	194,471,663	217,007,796
Mortgages [member]
Disclosure of loans and other financing [line items]
Loans	18,419,566	24,884,743
Pledge Loans [member]
Disclosure of loans and other financing [line items]
Loans	16,220,243	17,488,993
Personal loans [member]
Disclosure of loans and other financing [line items]
Loans	65,896,440	55,099,972
Credit cards loans [member]
Disclosure of loans and other financing [line items]
Loans	367,957,854	364,966,327
Other loans [member]
Disclosure of loans and other financing [line items]
Loans	22,806,981	54,990,173
Accrued interest adjustments and quotation differences receivable [member]
Disclosure of loans and other financing [line items]
Loans	29,353,974	35,697,497
Documented Interest [member]
Disclosure of loans and other financing [line items]
Loans	$ (2,398,675)	$ (3,371,278)